Acquisitions and Divestitures - Assets and Liabilities Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets held for sale:
Non-current assets or disposal groups classified as held for sale	$ 2,785.6	$ 0.0
Liabilities associated with assets held for sale:
Liabilities included in disposal groups classified as held for sale	2,035.1	0.0
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $664.8; December 31, 2018 - $560.9)	4,613.0	$ 5,114.0
European Run-off
Assets held for sale:
Insurance contract receivables	61.3
Portfolio investments(2)	2,375.3
Deferred premium acquisition costs	1.7
Recoverable from reinsurers	260.0
Deferred income taxes	2.2
Other assets	85.1
Non-current assets or disposal groups classified as held for sale	2,785.6
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities	67.1
Short sale and derivative obligations	2.0
Insurance contract payables	37.8
Insurance contract liabilities	1,836.8
Borrowings - insurance and reinsurance companies	91.4
Liabilities included in disposal groups classified as held for sale	2,035.1
Intercompany Reinsurance | European Run-off
Assets held for sale:
Insurance contract receivables	8.2
Portfolio investments(2)	0.0
Deferred premium acquisition costs	(0.2)
Recoverable from reinsurers	(382.0)
Deferred income taxes	0.0
Other assets	0.0
Non-current assets or disposal groups classified as held for sale	(374.0)
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities	0.0
Short sale and derivative obligations	0.0
Insurance contract payables	(11.7)
Insurance contract liabilities	(503.9)
Borrowings - insurance and reinsurance companies	0.0
Liabilities included in disposal groups classified as held for sale	(515.6)
Consolidation Adjustments | European Run-off
Assets held for sale:
Insurance contract receivables	0.0
Portfolio investments(2)	(313.4)
Deferred premium acquisition costs	0.0
Recoverable from reinsurers	0.0
Deferred income taxes	0.0
Other assets	(266.1)
Non-current assets or disposal groups classified as held for sale	(579.5)
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities	(10.5)
Short sale and derivative obligations	0.0
Insurance contract payables	0.0
Insurance contract liabilities	0.0
Borrowings - insurance and reinsurance companies	0.0
Liabilities included in disposal groups classified as held for sale	(10.5)
European Run-off | European Run-off
Assets held for sale:
Insurance contract receivables	53.1
Portfolio investments(2)	2,688.7
Deferred premium acquisition costs	1.9
Recoverable from reinsurers	642.0
Deferred income taxes	2.2
Other assets	351.2
Non-current assets or disposal groups classified as held for sale	3,739.1
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities	77.6
Short sale and derivative obligations	2.0
Insurance contract payables	49.5
Insurance contract liabilities	2,340.7
Borrowings - insurance and reinsurance companies	91.4
Liabilities included in disposal groups classified as held for sale	$ 2,561.2